EMPLOYEE AND DIRECTOR BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE M — EMPLOYEE AND DIRECTOR BENEFIT PLANS

401(k) Plan

The Company has a 401(k) Plan and substantially all employees participate in the Plan. The Company matches 100% of the first 6% of an employee’s compensation contributed to the plan. Expenses attributable to the Plan amounted to $267,000, $251,000, and $311,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Employment Agreements

The Company has entered into employment agreements with three executive officers to promote a stable and competent management base. These agreements provide for benefits as specified in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officers’ right to receive certain vested rights, including compensation. In the event of a change in control of the Company, as outlined in the agreements, the acquirer will generally be bound by the terms of those contracts.

Supplemental Executive Retirement Plans

The Company implemented a nonqualified supplemental executive retirement plan for the former Chief Executive Officer during 2003. Benefits accrued and vested during the period of employment, and will be paid in monthly benefit payments over the officer’s life after retirement. Provisions of $17,000, $18,000, and $71,000 were expensed for future benefits to be provided under this plan during 2013, 2012 and 2011, respectively. In conjunction with the implementation of this plan, the Company has purchased life insurance on certain key officers to help offset plan accruals. The life insurance policies provide the payment of a death benefit in the event an insured officer dies prior to attainment of retirement age. The total liability under this plan at December 31, 2013 and 2012 was $319,000 and $359,000, respectively.
As part of the acquisition of Progressive State Bank (“Progressive”), the Company assumed a liability for the supplemental early retirement plan for Progressive’s Chief Executive Officer. Provisions of $19,000, $20,000, and $57,000 and were expensed in 2013, 2012 and 2011, resulting in a total liability of $379,000 and $394,000 as of December 31, 2013 and 2012, respectively. Corresponding to this liability, Progressive had purchased a life insurance policy on a key officer to help offset the expense associated with future benefit payments. This policy was acquired by the Company upon its acquisition of Progressive.

Directors Deferred Compensation

The Company has instituted a Directors’ Deferral Plan (“Deferral Plan”) whereby individual directors may elect annually to defer receipt of all or a designated portion of their directors’ fees for the coming year. Amounts so deferred are used to purchase shares of the Company’s common stock on the open market by the administrator of the Deferral Plan or to issue shares from the Company’s authorized but unissued shares, with such deferred compensation disbursed in the future as specified by the director at the time of his or her deferral election. All deferral amounts and matching contributions, if any, are paid into a rabbi trust with a separate account for each participant under the plan. Compensation and other expenses attributable to this plan for the years ended December 31, 2013, 2012 and 2011 were $230,000, $220,000, and $207,000, respectively. The Directors’ Deferral Plan was amended and restated on November 16, 2011 to ensure compliance with applicable regulations and to provide that the eventual payment of compensation deferred under the plan may be made only in the form of the Registrant’s common stock. A liability of $1.7 million related to this plan is included in shareholders’ equity.

Stock Option Plans

The Company has shareholder approved stock option plans under which options are granted to directors and employees of the Company and its subsidiary.
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Options granted under the 2004 Incentive Stock Option Plan vested over a five-year period with none vested at the time of grant. In 2013, 2012 and 2011, 6,500, 5,750 and 6,000 incentive stock options were granted under the 2004 Incentive Stock Option Plan, respectively.

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On May 11, 2010, the shareholders of the Company approved the implementation of the New Century Bancorp, Inc. 2010 Omnibus Stock Ownership and Long Term Incentive Plan (the “Omnibus Plan”). The Omnibus Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock, long-term incentive compensation units and stock appreciation rights. Incentive stock options under the Omnibus Plan vest over a five-year period with none vested at the time of grant. Officers and other full-time employees of the Company and the Bank, including executive officers and directors, are eligible to receive awards under the Omnibus Plan. However, no projections have been made as to specific award terms or recipients. There were no incentive stock options granted under this plan in 2013 or 2012. In 2011, 37,500 incentive stock options were granted under the 2010 Omnibus Plan.

The estimated weighted average fair market value of each option awarded, using the Black-Scholes option pricing model, together with the assumptions used in estimating those weighted average fair values, are displayed below:

	2013	2012	2011
Estimated fair value of options granted	$3.40	$2.61	$2.43
Assumptions in estimating average option values:
Risk-free interest rate	1.34%	1.49%	2.55%
Dividend yield	0%	0%	0%
Volatility	49.28%	49.85%	47.06%
Expected life (in years)	8.00	8.00	7.25
A summary of the Company’s option plans as of and for the year ended December 31, 2013 is as follows:

		Outstanding Options		Exercisable Options
	Shares Available for Future Grants	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
At December 31, 2012	344,339	364,342	$8.53	327,761	$8.90
Options authorized	—	—	—	—	—
Options granted/vested	(6,500)	6,500	6.30	11,380	5.44
Options exercised	7,716	(7,716)	5.64	(7,716)	5.64
Options expired	7,243	(7,243)	5.65	(4,846)	5.97
Options forfeited	63,978	(63,978)	8.06	(58,913)	$(8.06)
At December 31, 2013	416,776	291,905	$8.74	267,666	$9.03
The aggregate intrinsic value of options outstanding as of December 31, 2013 and 2012 was $56,000 and $21,000, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2013 and 2012 was $27,000 and $5,000, respectively. Outstanding and exercisable options had no intrinsic value as of December 31, 2011. The unrecognized compensation expense for outstanding options at December 31, 2013, 2012, and 2011 was $47,000, $69,000, and $147,000, respectively. As of December 31, 2013, this cost is expected to be recognized over a weighted average period of 1.30 years.
The weighted average remaining life of options outstanding and options exercisable as of December 31, 2013 was 2.17 years and 1.67 years, respectively. The weighted average remaining life of options outstanding and options exercisable as of December 31, 2012 was 2.94 years and 2.38 years, respectively. Information regarding the stock options outstanding at December 31, 2013 is summarized below:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable
$2.25 – $7.07	211,225	186,986
$7.08 – $10.69	20,380	20,380
$10.70 – $16.22	60,300	60,300
Outstanding at end of year	291,905	267,666
A summary of the status of the Company’s non-vested options as of December 31, 2013 and changes during the year ended December 31, 2013, is presented below:

Non-vested Options	Options	Weighted-Average Grant Date Fair Value
Non-vested at December 31, 2012	36,581	$2.64
Granted	6,500	3.40
Vested	57,700	5.44
Expired	(12,564)	5.97
Forfeited	(63,978)	8.06
Non-vested at December 31, 2013	24,239	2.81
For the years ended December 31, 2013, 2012 and 2011, the intrinsic value of options exercised was $8,000, and the grant-date fair value of options vested was $31,000, $63,000, $75,000, respectively. For the year ended December 31, 2013, $44,000 in cash was received from stock option exercises. No cash was received from stock option exercises for the year ended December 31, 2012.